Financial income and expenses	3 Months Ended
Mar. 31, 2019
Financial income and expenses [Abstract]
Financial income and expenses
Note 19. - Financial income and expenses

Financial income and expenses

The following table sets forth our financial income and expenses for the three-month period ended March 31, 2019 and 2018:

	For the three-month period ended March 31,
Financial income	2019	2018
	($ in thousands)
Interest income from loans and credits	173	119
Interest rates benefits derivatives: cash flow hedges	113	177
Total	286	296

	For the three-month period ended March 31,
Financial expenses	2019	2018
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(63,233)	(63,751)
- Other debts	(23,822)	(18,468)
Interest rates losses derivatives: cash flow hedges	(14,448)	(17,848)
Total	(101,503)	(100,067)

Interests from other debts are primarily interests on the notes issued by ATS, ATN, Atlantica Yield and Solaben Luxembourg and interests related to the investment from Liberty (see Note 16). Losses from interest rate derivatives designated as cash flow hedges correspond primarily to transfers from equity to financial expense when the hedged item is impacting the consolidated condensed income statement.

Other net financial income and expenses

The following table sets out ‘Other net financial income and expenses” for the three-month periods ended March 31, 2019, and 2018:

	For the three-month period ended March 31,
Other financial income / (expenses)	2019	2018
	($ in thousands)
Other financial income	5,633	2,171
Other financial losses	(4,571)	(3,831)
Total	1,062	(1,660)

Other financial income are primarily interests on deposits.

Other financial losses primarily include expenses for guarantees and letters of credit, wire transfers, other bank fees and other minor financial expenses.